SIGNIFICANT ACCOUNTING POLICIES (Summary of Fair Value Assumptions) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	52.00%	53.00%	53.00%
Risk-free interest	2.70%	2.27%	1.82%
Expected life (in years)	5 years 3 months 18 days	5 years 10 months 25 days	5 years 3 months 18 days